Employee Benefits	12 Months Ended
Dec. 31, 2019
Disclosure of employee benefits [Abstract]
Employee Benefits
EMPLOYEE BENEFITS

	US Dollars
Figures in millions	2019	2018	2017
Employee benefits including Executive Directors’ and Prescribed Officers’ salaries and other benefits	680	797	1,024
Health care and medical scheme costs
- current medical expenses	29	39	58
- defined benefit post-retirement medical expenses	8	9	10
Pension and provident plan costs
- defined contribution	29	37	53
Retrenchment costs	7	30	92
Share-based payment expense (note 11)	42	35	33
Included in cost of sales, other expenses (income) and corporate administration, marketing and other expenses of continuing and discontinued operations	795	947	1,270